EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of composition of share capital

	December 31, 2023		December 31, 2022

	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	33,242,189	120,000,000	33,053,323

Schedule of issued and outstanding capital

	Number of shares	NIS par value
Balance as of January 1, 2023	33,053,323	1,322,133
Vesting of restricted shares	188,866	7,554

Balance of December 31,2023	33,242,189	1,329,687